Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Management services fees received	$ 13,426,000	$ 18,298,000	$ 23,094,000
AerDragon [Member]
Related Party Transaction [Line Items]
Management services fees received	500,000	600,000	500,000
Dividends received from equity investment	3,300,000	1,700,000	300,000
ACSAL [Member]
Related Party Transaction [Line Items]
Management services fees received	500,000	500,000	500,000
Dividends received from equity investment	1,900,000	0	0
AerLift [Member]
Related Party Transaction [Line Items]
Management services fees received	1,800,000	2,900,000	2,800,000
Dividends received from equity investment	$ 3,000,000	$ 7,500,000	$ 2,300,000